Shareholder Report, Average Annual Return (Details) 195853_Tema S-P 500 Historical Weight ETF Strategy_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Tema S&P 500® Historical Weight ETF Strategy
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema S&P 500® Historical Weight ETF Strategy NAV
Average Annual Return, Percent	22.38%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	23.98%